Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300762172	398469	04/24/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Final CD Contact information duplicates Lender information in the Mortgage Broker column.
Low LTV/CLTV/HCLTV - LTV/CLTV of 52.285%/52.285%. Maximum allowed of 80%. ; Verified reserves - Post closing reserves of $332,336.66, 73.24 months of PITI reserves. 12 months of PITI reserves required.; Low DTI - Review DTI of 25.52% on fully documented file using conservative income calculations. Maximum DTI of 43% allowed per guidelines.

4/24/2018 - There is no broker information to disclose, thus lender information being duplicated in the broker column of the CD contact information section is considered immaterial. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300762172	398521	04/24/2018	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed
A revised Loan Estimate was provided on (2018-04-04) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date. Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (2018-04-07), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation. (12 CFR 1026.19(e)(4)(ii))
									05/11/2018
Low LTV/CLTV/HCLTV - LTV/CLTV of 52.285%/52.285%. Maximum allowed of 80%. ; Verified reserves - Post closing reserves of $332,336.66, 73.24 months of PITI reserves. 12 months of PITI reserves required.; Low DTI - Review DTI of 25.52% on fully documented file using conservative income calculations. Maximum DTI of 43% allowed per guidelines.
											4/26/2018 - Exception is cleared with the attached borrower esigned copy of the latest issued LE. TRID 0023 Exception Cleared;	Approved	A	A	A	A	A
300762172	399804	04/30/2018	Compliance	LE or CD Loan Terms Section is Deficient	TRID 0147	2	Acknowledged
A Lender Credit for Excess Charges of ($0.00) and general or specific lender credit increases of ($131.00) were applied to the total fee variance of ($141.00) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.

Low LTV/CLTV/HCLTV - LTV/CLTV of 52.285%/52.285%. Maximum allowed of 80%. ; Verified reserves - Post closing reserves of $332,336.66, 73.24 months of PITI reserves. 12 months of PITI reserves required.; Low DTI - Review DTI of 25.52% on fully documented file using conservative income calculations. Maximum DTI of 43% allowed per guidelines.
											5/10/2018 -Performed shipment tracking via 3rd Party website that confirms delivery to borrower was completed within 60 days of consummation. TRID 0147 Exception Overridden to EV2;	Approved	B	B	B	B	B
300743883	402122	05/10/2018	Credit	Sales Contract is not executed by all Parties	CRED 0106	2	Acknowledged	Addendum to Sales Contract is not signed by the buyers or real estate agents.		Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Low DTI - 30.127% DTI is below the maximum allowed of 43%.
5/16/2018 -  Legal description attached to the purchase agreement, which matches to the addendum signed at closing by seller, was electronically initialed by the non-borrowing spouse. CRED 0106 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300743883	402141	05/10/2018	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $890,000 is supported. No post closing CDA provided.	05/15/2018	Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Low DTI - 30.127% DTI is below the maximum allowed of 43%.	5/15/2018 - Received 3rd Party Desk Review that reflects original appraisal value of $890,000 is supported. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300743883	402159	05/10/2018	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Tax Billing statement for non-subject REO does not list property address. Unable to confirm tax liability.	05/15/2018	Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Low DTI - 30.127% DTI is below the maximum allowed of 43%.
5/14/2018 - Exception is cleared with the attached parcel search that confirms account number listed on the tax billing statement belongs to the borrowers land listed on the REO schedule. CRED 0096 Exception Cleared;
												Approved	A	A	A	A	A
300743883	402162	05/10/2018	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing documentation to evidence primary residence is owned free and clear. Evidence of Insurance does not provide an additional insured section to confirm.	05/15/2018	Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Low DTI - 30.127% DTI is below the maximum allowed of 43%.	5/14/2018 - Loan file contains evidence that the open mortgage listed on the attached property report has been paid in full. CRED 0088 Exception Cleared;	Approved	A	A	A	A	A
300743883	402193	05/10/2018	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	NMLS variance has not been satisfactorily addressed . Lender organization and contact IDs were not entered on the fraud report.	05/15/2018	Low LTV/CLTV/HCLTV - 75% LTV is below the program maximum of 80%.; Low DTI - 30.127% DTI is below the maximum allowed of 43%.	5/14/2018 - No variances to be addressed. FRAUD 0001 Exception Cleared;	Approved	A	A	A	A	A